Cover	Jan. 24, 2025
Cover [Abstract]
Entity Central Index Key	0001728688
Amendment Flag	false
Document Period End Date	Jan. 24, 2025
Document Type	8-K
Entity Registrant Name	i3 Verticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38532
Entity Tax Identification Number	82-4052852
Entity Address, State or Province	TN
Entity Address, Address Line One	40 Burton Hills Blvd., Suite 415
Entity Address, City or Town	Nashville
Entity Address, Postal Zip Code	37215
City Area Code	615
Local Phone Number	465-4487
Title of 12(b) Security	Class A Common Stock, $0.0001 Par Value
Trading Symbol	IIIV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false